Derivatives And Hedging Activities	12 Months Ended
Dec. 31, 2011
Derivatives And Hedging Activities

NOTE 10: DERIVATIVES AND HEDGING ACTIVITIES

Use of Derivative Instruments

The Utility and PG&E Corporation, mainly through its ownership of the Utility, face market risk primarily related to electricity and natural gas commodity prices. All of the Utility's risk management activities involving derivatives reduce the volatility of commodity costs on behalf of its customers. The CPUC allows the Utility to charge customer rates designed to recover the Utility's reasonable costs of providing services, including the costs related to price risk management activities.

The Utility uses both derivative and non-derivative contracts in managing its customers' exposure to commodity-related price risk, including:

•	forward contracts that commit the Utility to purchase a commodity in the future;

•	swap agreements that require payments to or from counterparties based upon the difference between two prices for a predetermined contractual quantity; and

•	option contracts that provide the Utility with the right to buy a commodity at a predetermined price.

These instruments are not held for speculative purposes and are subject to certain regulatory requirements.

Commodity-related price risk management activities that meet the definition of derivatives are recorded at fair value on the Consolidated Balance Sheets. As long as the current ratemaking mechanisms discussed above remain in place and the Utility's risk management activities are carried out in accordance with CPUC directives, the Utility expects to fully recover, in rates, all costs related to commodity derivative instruments. Therefore, all unrealized gains and losses associated with the change in fair value of these derivative instruments are deferred and recorded within the Utility's regulatory assets and liabilities on the Consolidated Balance Sheets. (See Note 3 above.) Net realized gains or losses on commodity derivative instruments are recorded in the cost of electricity or the cost of natural gas with corresponding increases or decreases to regulatory balancing accounts for recovery from customers.

The Utility elects the normal purchase and sale exception for qualifying commodity derivative instruments. Derivative instruments that require physical delivery in quantities that are expected to be used by the Utility over a reasonable period in the normal course of business, and do not contain pricing provisions unrelated to the commodity delivered are eligible for the normal purchase and sale exception. The fair value of instruments that are eligible for the normal purchase and sales exception are not reflected in the Consolidated Balance Sheets.

Electricity Procurement

The Utility enters into third-party power purchase agreements for electricity to meet customer needs. The Utility's third-party power purchase agreements are generally accounted for as leases, but certain third-party power purchase agreements are considered derivative instruments. The Utility elects the normal purchase and sale exception for eligible derivative instruments.

A portion of the Utility's third-party power purchase agreements contain market-based pricing terms. In order to reduce volatility in customer rates, the Utility enters into financial swap contracts to effectively fix the price of future purchases and reduce cash flow variability associated with fluctuating electricity prices. These financial swaps are considered derivative instruments.

Electric Transmission Congestion Revenue Rights

The California electric transmission grid, controlled by the California Independent System Operator ("CAISO"), is subject to transmission constraints when there is insufficient transmission capacity to supply the market resulting in transmission congestion. The CAISO imposes congestion charges on market participants to manage transmission congestion. To allocate the congestion revenues among the market participants the CAISO has created congestion revenue rights ("CRRs") to allow market participants to hedge the financial risk of CAISO-imposed congestion charges in the day-ahead market. The CAISO releases CRRs through an annual and monthly process, each of which includes an allocation phase (in which load-serving entities such as the Utility are allocated CRRs at no cost based on the customer demand or "load" they serve) and an auction phase (in which CRRs are priced at market and available to all market participants). The Utility participates in the allocation and auction phases of the annual and monthly CRR processes. The CRRs held by the Utility are considered derivative instruments.

Natural Gas Procurement (Electric Fuels Portfolio)

The Utility's electric procurement portfolio is exposed to natural gas price risk primarily through physical natural gas commodity purchases to fuel Utility-owned natural gas generating facilities and tolling agreements, and electricity procurement contracts indexed to natural gas prices. To reduce the volatility in customer rates, the Utility purchases financial instruments such as swaps and options to reduce future cash flow variability from fluctuating natural gas prices. These financial instruments are considered derivative instruments.

Natural Gas Procurement (Core Gas Supply Portfolio)

The Utility enters into physical natural gas commodity contracts to fulfill the needs of its residential and smaller commercial customers known as "core" customers. (The Utility does not procure natural gas for industrial and large commercial, or "non-core," customers.) Changes in temperature cause natural gas demand to vary daily, monthly, and seasonally. Consequently, varying volumes of natural gas may be purchased or sold in the multi-month, monthly, and to a lesser extent, daily spot market to balance such seasonal supply and demand. The Utility purchases financial instruments such as swaps and options as part of its core winter hedging program in order to manage customer exposure to high natural gas prices during peak winter months. These financial instruments are considered derivative instruments.

Volume of Derivative Activity

At December 31, 2011, the volumes of PG&E Corporation's and the Utility's outstanding derivative contracts were as follows:

		Contract Volume (1)
Underlying Product	Instruments	Less Than 1 Year	Greater Than 1 Year but Less Than 3 Years	Greater Than 3 Years but Less Than 5 Years	Greater Than 5 Years (2)
Natural Gas (3) (MMBtus (4))	Forwards and Swaps	500,375,394	212,088,902	6,080,000	-
	Options	257,766,990	336,543,013	-	-
Electricity (Megawatt-hours)	Forwards and Swaps	4,718,568	5,206,512	2,142,024	3,754,872
	Options	1,248,000	132,048	264,348	264,096
	Congestion Revenue Rights	84,247,502	72,882,246	72,949,250	61,673,535

(1) Amounts shown reflect the total gross derivative volumes by commodity type that are expected to settle in each time period.

(2) Derivatives in this category expire between 2017 and 2022.

(3) Amounts shown are for the combined positions of the electric fuels and core gas portfolios.

(4) Million British Thermal Units.

Presentation of Derivative Instruments in the Financial Statements

In PG&E Corporation's and the Utility's Consolidated Balance Sheets, derivative instruments are presented on a net basis by counterparty where the right of offset exists under a master netting agreement. The net balances include outstanding cash collateral associated with derivative positions.

At December 31, 2011, PG&E Corporation's and the Utility's outstanding derivative balances were as follows:

	Gross Derivative Balance	Netting	Cash Collateral	Total Derivative Balances
(in millions)	Commodity Risk (PG&E Corporation and the Utility)
Current assets – other	$54	$(39)	$103	$118
Other noncurrent assets – other	113	(59)	-	54
Current liabilities – other	(489)	39	274	(176)
Noncurrent liabilities – other	(398)	59	101	(238)

Total commodity risk	$(720)	$-	$478	$(242)

At December 31, 2010, PG&E Corporation's and the Utility's outstanding derivative balances were as follows:

	Gross Derivative Balance	Netting	Cash Collateral	Total Derivative Balances
(in millions)	Commodity Risk (PG&E Corporation and the Utility)
Current assets – other	$56	$(45)	$79	$90
Other noncurrent assets – other	77	(62)	96	111
Current liabilities – other	(388)	45	119	(224)
Noncurrent liabilities – other	(486)	62	130	(294)

Total commodity risk	$(741)	$-	$424	$(317)

Gains and losses recorded on PG&E Corporation's and the Utility's derivative instruments were as follows:

	Commodity Risk (PG&E Corporation and Utility)
	For the year ended December 31,
(in millions)	2011	2010	2009

Unrealized (loss) gain—regulatory assets and liabilities (1)	$21	$(260)	15

Realized loss—cost of electricity (2)	(558)	(573)	(701)

Realized loss—cost of natural gas (2)	(106)	(79)	(54)

Total commodity risk instruments	$(643)	$(912)	(740)

(1) Unrealized gains and losses on commodity risk-related derivative instruments are recorded to regulatory assets or liabilities, rather than recorded to the Consolidated Statements of Income. These amounts exclude the impact of cash collateral postings.

(2) These amounts are fully passed through to customers in rates. Accordingly, net income was not impacted by realized amounts on these instruments.

Cash inflows and outflows associated with the settlement of all derivative instruments are included in operating cash flows on PG&E Corporation's and the Utility's Consolidated Statements of Cash Flows.

The majority of the Utility's commodity risk-related derivative instruments contain collateral posting provisions tied to the Utility's credit rating from each of the major credit rating agencies. As of December 31, 2011, the Utility's credit rating was investment grade. If the Utility's credit rating were to fall below investment grade, the Utility would be required to immediately post additional cash to fully collateralize its net liability derivative positions. At December 31, 2011, the additional cash collateral that the Utility would be required to post if its credit risk-related contingency features were triggered was as follows:

(in millions)
Derivatives in a liability position with credit risk-related contingencies that are not fully collateralized	$(611)
Related derivatives in an asset position	86
Collateral posting in the normal course of business related to these derivatives	250

Net position of derivative contracts/additional collateral posting requirements (1)	$(275)

(1)	This calculation excludes the impact of closed but unpaid positions, as their settlement is not impacted by any of the Utility's credit risk-related contingencies.

Pacific Gas And Electric Company [Member]
Derivatives And Hedging Activities

NOTE 10: DERIVATIVES AND HEDGING ACTIVITIES

Use of Derivative Instruments

The Utility and PG&E Corporation, mainly through its ownership of the Utility, face market risk primarily related to electricity and natural gas commodity prices. All of the Utility's risk management activities involving derivatives reduce the volatility of commodity costs on behalf of its customers. The CPUC allows the Utility to charge customer rates designed to recover the Utility's reasonable costs of providing services, including the costs related to price risk management activities.

The Utility uses both derivative and non-derivative contracts in managing its customers' exposure to commodity-related price risk, including:

•	forward contracts that commit the Utility to purchase a commodity in the future;

•	swap agreements that require payments to or from counterparties based upon the difference between two prices for a predetermined contractual quantity; and

•	option contracts that provide the Utility with the right to buy a commodity at a predetermined price.

These instruments are not held for speculative purposes and are subject to certain regulatory requirements.

Commodity-related price risk management activities that meet the definition of derivatives are recorded at fair value on the Consolidated Balance Sheets. As long as the current ratemaking mechanisms discussed above remain in place and the Utility's risk management activities are carried out in accordance with CPUC directives, the Utility expects to fully recover, in rates, all costs related to commodity derivative instruments. Therefore, all unrealized gains and losses associated with the change in fair value of these derivative instruments are deferred and recorded within the Utility's regulatory assets and liabilities on the Consolidated Balance Sheets. (See Note 3 above.) Net realized gains or losses on commodity derivative instruments are recorded in the cost of electricity or the cost of natural gas with corresponding increases or decreases to regulatory balancing accounts for recovery from customers.

The Utility elects the normal purchase and sale exception for qualifying commodity derivative instruments. Derivative instruments that require physical delivery in quantities that are expected to be used by the Utility over a reasonable period in the normal course of business, and do not contain pricing provisions unrelated to the commodity delivered are eligible for the normal purchase and sale exception. The fair value of instruments that are eligible for the normal purchase and sales exception are not reflected in the Consolidated Balance Sheets.

Electricity Procurement

The Utility enters into third-party power purchase agreements for electricity to meet customer needs. The Utility's third-party power purchase agreements are generally accounted for as leases, but certain third-party power purchase agreements are considered derivative instruments. The Utility elects the normal purchase and sale exception for eligible derivative instruments.

A portion of the Utility's third-party power purchase agreements contain market-based pricing terms. In order to reduce volatility in customer rates, the Utility enters into financial swap contracts to effectively fix the price of future purchases and reduce cash flow variability associated with fluctuating electricity prices. These financial swaps are considered derivative instruments.

Electric Transmission Congestion Revenue Rights

The California electric transmission grid, controlled by the California Independent System Operator ("CAISO"), is subject to transmission constraints when there is insufficient transmission capacity to supply the market resulting in transmission congestion. The CAISO imposes congestion charges on market participants to manage transmission congestion. To allocate the congestion revenues among the market participants the CAISO has created congestion revenue rights ("CRRs") to allow market participants to hedge the financial risk of CAISO-imposed congestion charges in the day-ahead market. The CAISO releases CRRs through an annual and monthly process, each of which includes an allocation phase (in which load-serving entities such as the Utility are allocated CRRs at no cost based on the customer demand or "load" they serve) and an auction phase (in which CRRs are priced at market and available to all market participants). The Utility participates in the allocation and auction phases of the annual and monthly CRR processes. The CRRs held by the Utility are considered derivative instruments.

Natural Gas Procurement (Electric Fuels Portfolio)

The Utility's electric procurement portfolio is exposed to natural gas price risk primarily through physical natural gas commodity purchases to fuel Utility-owned natural gas generating facilities and tolling agreements, and electricity procurement contracts indexed to natural gas prices. To reduce the volatility in customer rates, the Utility purchases financial instruments such as swaps and options to reduce future cash flow variability from fluctuating natural gas prices. These financial instruments are considered derivative instruments.

Natural Gas Procurement (Core Gas Supply Portfolio)

The Utility enters into physical natural gas commodity contracts to fulfill the needs of its residential and smaller commercial customers known as "core" customers. (The Utility does not procure natural gas for industrial and large commercial, or "non-core," customers.) Changes in temperature cause natural gas demand to vary daily, monthly, and seasonally. Consequently, varying volumes of natural gas may be purchased or sold in the multi-month, monthly, and to a lesser extent, daily spot market to balance such seasonal supply and demand. The Utility purchases financial instruments such as swaps and options as part of its core winter hedging program in order to manage customer exposure to high natural gas prices during peak winter months. These financial instruments are considered derivative instruments.

Volume of Derivative Activity

At December 31, 2011, the volumes of PG&E Corporation's and the Utility's outstanding derivative contracts were as follows:

		Contract Volume (1)
Underlying Product	Instruments	Less Than 1 Year	Greater Than 1 Year but Less Than 3 Years	Greater Than 3 Years but Less Than 5 Years	Greater Than 5 Years (2)
Natural Gas (3) (MMBtus (4))	Forwards and Swaps	500,375,394	212,088,902	6,080,000	-
	Options	257,766,990	336,543,013	-	-
Electricity (Megawatt-hours)	Forwards and Swaps	4,718,568	5,206,512	2,142,024	3,754,872
	Options	1,248,000	132,048	264,348	264,096
	Congestion Revenue Rights	84,247,502	72,882,246	72,949,250	61,673,535

(1) Amounts shown reflect the total gross derivative volumes by commodity type that are expected to settle in each time period.

(2) Derivatives in this category expire between 2017 and 2022.

(3) Amounts shown are for the combined positions of the electric fuels and core gas portfolios.

(4) Million British Thermal Units.

Presentation of Derivative Instruments in the Financial Statements

In PG&E Corporation's and the Utility's Consolidated Balance Sheets, derivative instruments are presented on a net basis by counterparty where the right of offset exists under a master netting agreement. The net balances include outstanding cash collateral associated with derivative positions.

At December 31, 2011, PG&E Corporation's and the Utility's outstanding derivative balances were as follows:

	Gross Derivative Balance	Netting	Cash Collateral	Total Derivative Balances
(in millions)	Commodity Risk (PG&E Corporation and the Utility)
Current assets – other	$54	$(39)	$103	$118
Other noncurrent assets – other	113	(59)	-	54
Current liabilities – other	(489)	39	274	(176)
Noncurrent liabilities – other	(398)	59	101	(238)

Total commodity risk	$(720)	$-	$478	$(242)

At December 31, 2010, PG&E Corporation's and the Utility's outstanding derivative balances were as follows:

	Gross Derivative Balance	Netting	Cash Collateral	Total Derivative Balances
(in millions)	Commodity Risk (PG&E Corporation and the Utility)
Current assets – other	$56	$(45)	$79	$90
Other noncurrent assets – other	77	(62)	96	111
Current liabilities – other	(388)	45	119	(224)
Noncurrent liabilities – other	(486)	62	130	(294)

Total commodity risk	$(741)	$-	$424	$(317)

Gains and losses recorded on PG&E Corporation's and the Utility's derivative instruments were as follows:

	Commodity Risk (PG&E Corporation and Utility)
	For the year ended December 31,
(in millions)	2011	2010	2009

Unrealized (loss) gain—regulatory assets and liabilities (1)	$21	$(260)	15

Realized loss—cost of electricity (2)	(558)	(573)	(701)

Realized loss—cost of natural gas (2)	(106)	(79)	(54)

Total commodity risk instruments	$(643)	$(912)	(740)

(1) Unrealized gains and losses on commodity risk-related derivative instruments are recorded to regulatory assets or liabilities, rather than recorded to the Consolidated Statements of Income. These amounts exclude the impact of cash collateral postings.

(2) These amounts are fully passed through to customers in rates. Accordingly, net income was not impacted by realized amounts on these instruments.

Cash inflows and outflows associated with the settlement of all derivative instruments are included in operating cash flows on PG&E Corporation's and the Utility's Consolidated Statements of Cash Flows.

The majority of the Utility's commodity risk-related derivative instruments contain collateral posting provisions tied to the Utility's credit rating from each of the major credit rating agencies. As of December 31, 2011, the Utility's credit rating was investment grade. If the Utility's credit rating were to fall below investment grade, the Utility would be required to immediately post additional cash to fully collateralize its net liability derivative positions. At December 31, 2011, the additional cash collateral that the Utility would be required to post if its credit risk-related contingency features were triggered was as follows:

(in millions)
Derivatives in a liability position with credit risk-related contingencies that are not fully collateralized	$(611)
Related derivatives in an asset position	86
Collateral posting in the normal course of business related to these derivatives	250

Net position of derivative contracts/additional collateral posting requirements (1)	$(275)

(1)	This calculation excludes the impact of closed but unpaid positions, as their settlement is not impacted by any of the Utility's credit risk-related contingencies.